Post-Employment Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Abstract]
Cost of current defined benefit plan service	$ (1,608)	$ (1,748)	$ (1,731)
Defined benefit plan interest cost (1)	(3,548)	(3,686)	(3,785)
Expenses recognized in Profit or Loss	(5,156)	(5,434)	(5,516)
Gains (losses) from remeasurement of defined benefit plans	(357)	(3,233)	(32)
Total expense recognized in the Statement of Comprehensive Income	$ (5,513)	$ (8,667)	$ (5,548)